Related Party Transactions - Summary of Remuneration of Key Management Personnel (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of transactions between related parties [abstract]
Short term employee benefits		₨ 340	$ 5	₨ 277	₨ 396	[1]
Post-employment benefits	[2]	10	0	10	79
Share based payments		10	0	2	12
Total		₨ 360	$ 5	₨ 289	₨ 487

[1]	This includes reimbursement to the parent company for remuneration paid to the then CEO and Whole Time Director of the Company aggregating to ₹ 115 million ($ 2 million) for the year ended March 31, 2020.
[2]	Does not include the provision made for gratuity and leave benefits, as they are determined on an actuarial basis for all the employees together.